Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue:
Total revenue	$ 212	$ 212	$ 858	$ 636
Operating expenses:
Research and development	2,871	5,725	19,597	41,507
General and administrative	6,074	4,157	14,325	19,625
Total operating expenses	8,945	9,882	33,922	61,132
Loss from operations	(8,733)	(9,670)	(33,064)	(60,496)
Other income:
Interest income	201	644	2,189	4,216
Gain on sale of joint venture and other income	254	174	22,771	744
Total other income, net	455	818	24,960	4,960
Loss before equity in losses of joint venture	(8,278)	(8,852)	(8,104)	(55,536)
Loss on investment in joint venture	0	587	874	2,239
Net loss	$ (8,278)	$ (9,439)	$ (8,978)	$ (57,775)
Net loss per common share, basic (in dollars per share)	$ (1.46)	$ (1.69)	$ (1.59)	$ (10.61)
Net loss per common share, diluted (in dollars per share)	$ (1.46)	$ (1.69)	$ (1.59)	$ (10.61)
Weighted-average common shares outstanding, basic (in shares)	5,688,584	5,597,528	5,629,370	5,443,332
Weighted-average common shares outstanding, diluted (in shares)	5,688,584	5,597,528	5,629,370	5,443,332
Other comprehensive (loss) gain:
Net unrealized (loss) gain on marketable securities	$ (17)	$ (21)	$ (50)	$ 53
Other comprehensive (loss) gain	(17)	(21)	(50)	53
Comprehensive loss	(8,295)	(9,460)	(9,028)	(57,722)
Collaboration and license revenue
Revenue:
Total revenue	$ 212	$ 212	$ 858	$ 636